Document And Entity Information	Nov. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	TALPHERA, INC.
Document, Type	8-K
Document, Period End Date	Nov. 27, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35068
Entity, Tax Identification Number	41-2193603
Entity, Address, Address Line One	1850 Gateway Drive
Entity, Address, City or Town	San Mateo
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	216-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TLPH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001427925